Filed Pursuant to Rule 497(e)

SEC File No. 333-169080

Supplement to

PROSPECTUS

MORGAN CREEK GLOBAL EQUITY LONG/SHORT FUND

Supplement dated June 26, 2012 to the

Prospectus dated October 3, 2011 (as revised January 6, 2012)

301 West Barbee Chapel Road

Chapel Hill, NC 27517

(919) 933-4004

The following information is inserted on the cover page of the Prospectus:

At the recommendation of Morgan Creek Capital Management, LLC (the “Adviser”), the investment adviser of Morgan Creek Global Equity Long/Short Fund (the “Fund”), the Board of Trustees of the Fund has determined that it is in the best interest of the Fund to suspend its operations at this time. Effective immediately, the Fund is closed to new shareholders and additional purchases by existing shareholders.

As of the date of this Supplement the Adviser remained the Fund’s sole shareholder.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed Pursuant to Rule 497(e)

SEC File No. 333-169080

Supplement to

STATEMENT OF ADDITIONAL INFORMATION

MORGAN CREEK GLOBAL EQUITY LONG/SHORT FUND

Supplement dated June 26, 2012 to the

Statement of Additional Information dated October 3, 2011

301 West Barbee Chapel Road

Chapel Hill, NC 27517

(919) 933-4004

The following information is inserted on the cover page of the Statement of Additional Information:

At the recommendation of Morgan Creek Capital Management, LLC (the “Adviser”), the investment adviser of Morgan Creek Global Equity Long/Short Fund (the “Fund”), the Board of Trustees of the Fund has determined that it is in the best interest of the Fund to suspend its operations at this time. Effective immediately, the Fund is closed to new shareholders and additional purchases by existing shareholders.

As of the date of this Supplement the Adviser remained the Fund’s sole shareholder.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.